SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cumulative Effect to Consolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Prepaid expenses and other current assets	$ 11,939	$ 8,501	$ 19,246
Prepaid expenses and other long-term assets	3,065	1,126	3,823
Deferred revenues ST	227,226	177,103	202,482
Deferred revenues LT	12,494	7,936	14,329
Accumulated deficit	(318,371)	$ (281,251)	(299,581)
Adjustments due to Topic 606 [Member]
Prepaid expenses and other current assets	13,596		(10,745)
Prepaid expenses and other long-term assets	3,536		(2,697)
Deferred revenues ST	30,129		(25,379)
Deferred revenues LT	8,269		(6,393)
Accumulated deficit	(21,266)		$ 18,330
Amounts under Topic 605 [Member]
Prepaid expenses and other current assets	25,535
Prepaid expenses and other long-term assets	6,601
Deferred revenues ST	257,355
Deferred revenues LT	20,763
Accumulated deficit	$ (339,637)